Pension Plan (Annual and Quarter) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Schedule of Allocation of Plan Assets [Table Text Block]
	2011	2010
Guaranteed investment contracts	38.3%	36.1%
Equity and index funds	60.9	63.2
Bonds	-	0.4
Money market funds	0.8	0.3
Pension plan weighted average asset allocations, Total	100.0%	100.0%

Schedule of Level Three Defined Benefit Plan Assets Roll Forward [Table Text Block]
In thousands	Level 1	Level 2	Level 3	Total
Guaranteed investment contracts	$ -	$2,009	$ -	$2,009
Mutual stock funds	1,062	-	-	1,062
Equity and index funds	-	2,700	-	2,700
Money market funds	41	-	-	41
Total pension plan assets	$1,103	$4,709	$ -	$5,812

In thousands	Level 1	Level 2	Level 3	Total
Guaranteed investment contracts	$ -	$2,053	$ -	$2,053
Mutual stock funds	925	-	-	925
Equity and index funds	-	2,342	-	2,342
Money market funds	41	-	-	41
Fair Value, Pension plan assets, Total	$966	$4,395	$ -	$5,361

Schedule of Defined Benefit Plans Disclosures [Table Text Block]
In thousands	2011	2010
Change in benefit obligation: Projected benefit obligation at beginning of year	$ 9,912	$ 9,252
Interest cost	548	539
Actuarial loss	1,193	662
Benefits paid	(377)	(541)
Projected benefit obligation at end of year	11,276	9,912

Change in plan assets: Fair value of plan assets at beginning of year	5,287	5,441
Actual return on plan assets	(153)	340
Company contributions	604	47
Benefits paid	(377)	(541)
Fair value of plan assets at end of year	5,361	5,287

Funded status (underfunded)	$ (5,915)	$ (4,625)

Amounts recognized in other accumulated comprehensive loss:
Net actuarial loss	$ 5,852	$ 4,456
Weighted average assumptions as of December 31:
Discount rate:
Components of cost	4.80%	5.75%
Benefit obligations	5.75%	6.00%
Expected return on plan assets	8.00%	8.00%
Rate of compensation increase	N/A	N/A

Schedule of Changes in Projected Benefit Obligations [Table Text Block]
In thousands	2012	2013	2014	2015	2016
Projected benefit payments due	$893	$613	$435	$637	$667

Schedule of Net Benefit Costs [Table Text Block]
	Three months ended March 31
In thousands	2012	2011
Interest cost	$ 130	$ 137
Expected return on plan assets	(110)	(99)
Amortization of net actuarial loss	121	87
Net periodic pension cost	$ 141	$ 125

In thousands	2011	2010
Interest cost	$ 548	$ 539
Expected return on plan assets	(396)	(416)
Amortization of net actuarial loss	347	306
Net periodic pension cost	$ 499	$ 429

Schedule of Costs of Retirement Plans [Table Text Block]
In thousands	2011	2010
Balance at beginning of year	$4,456	$4,023
Net actuarial loss	1,743	738
Recognized loss	(347)	(305)
Balance at end of year	$5,852	$4,456